Dividends - Additional Information (Details) ₩ / shares in Units, ₩ in Millions	3 Months Ended						12 Months Ended
	Sep. 30, 2024 KRW (₩)	Sep. 30, 2024 $ / shares	Jun. 30, 2024 KRW (₩)	Jun. 30, 2024 $ / shares	Mar. 31, 2024 KRW (₩)	Mar. 31, 2024 $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares
Disclosure Of Dividends [Abstract]
Dividends recognised as distributions to owners							₩ 298,285
Dividends Recognised As Distributions To Owners Of Parent	₩ 299,886		₩ 299,999		₩ 300,087
Dividends Recognised As Distributions To Owners Per Share | (per share)		$ 795		$ 791		$ 784	₩ 804
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners								₩ 587,006
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share | ₩ / shares								₩ 1,530